Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 2) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Tax	$ 9,828	$ 8,187
Labor	849	777
Civil	3,512	2,694
Environmental and others	110	90
Total	$ 14,299	$ 11,748	$ 12,479	$ 14,746